GS Mortgage-Backed Securities Trust 2022-RPL4 ABS-15G

Exhibit 99.4 - Schedule 5

Seller / Servicer Loan Number	GS Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Open Credit Exception(s)	Closed Credit Exception(s)	Final Compliance Event	Open Compliance Exception(s)	Closed Compliance Exception(s)	Subject to Predatory Lending	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file did not contain the intial 1003.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file did not contain the final 1003.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the Good Faith Estimate.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not contain a HUD.

*** (OPEN) Loan program disclosure missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the prepayment loan program disclosure.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file did not contain the appraisal.

*** (OPEN) Missing credit report - EV 3
COMMENT:   The loan file did not contain the origination credit report.

*** (OPEN) Mortgage missing / unexecuted - EV 3
COMMENT:   The loan file did not contain the mortgage.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3

*** (OPEN) Prepayment Rider Missing - EV 3
COMMENT:   The loan file did not contain the prepayment rider to the  mortgage.

*** (OPEN) Transmittal (1008) is Missing - EV 3	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XX	XX/XX/XXXX	Refinance		XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Transmittal (1008) is Missing - EV 3 COMMENT: The loan file is missing a 1008.		1			No	Yes		XX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: Loan file is missing the Notice of Servicing.	*** (CURED) Final TIL Missing or Not Executed - EV R COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile. *** (CURED) MI, FHA or MIC missing and required - EV R COMMENT: Loan file is missing the PMI Certificate.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.	*** (CURED) ComplianceEase RESPA Test Incomplete - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R
									COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	No	Yes		XX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Missing Appraisal - EV 3 COMMENT: The loan file is missing the appraisal. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan file is missing the initial notice of servicing transfer dated XX/XX/XXXX.		1			No	Yes		XX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Missing Title evidence - EV 3 COMMENT: Evidence of Title was missing from the loan file. *** (OPEN) Special information booklet is Missing - EV 3 COMMENT: The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX. *** (OPEN) Transmittal (1008) is Missing - EV 3 COMMENT: The 1008 was missing from the loan file.	3	*** (OPEN) ComplianceEase HPML/HCM Test is Incomplete - EV 3
COMMENT:   This loan failed the date the rate was set validation test. ( 12 CFR &sect226.35(a)(1) as enacted in 2008 and amended in 2013 )This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. The defect may be cured by providing the rate lock date.

*** (OPEN) Evidence of Appraisal delivery - EV 3
COMMENT:   The loan is an HPML, and evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect may be cured by providing evidence that shows a copy of the appraisal was provided to the consumer and/or providing the rate lock date.

*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 3
COMMENT:   The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. In addition, The loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial and any revised Loan Estimates as well as providing the initial CD. Evidence that the consumer received the initial CD 3-business days prior to consummation, XX/XX/XXXX is required as well.

*** (OPEN) Missing TRID RESPA Disclosures - EV 3
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided within 3 business days of application, XX/XX/XXXX.

*** (OPEN) Missing TRID RESPA Disclosures - EV 3
								COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop; as a result, the following fees were included in the 10% tolerance bucket: Title - Alta Endorsements, Title - Closing Fee, Title - E-Record or Recording, Title - Florida Form 9, and Title - Lenders' Title Insurance. The defect can be cured by providing the SPL.		No	Yes		XX	XX/XX/XXXX	Purchase	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Final 1003 is Missing - EV 3 COMMENT: The loan file is missing the final loan application dated XX/XX/XXXX.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Not all borrowers signed HUD - EV 3 COMMENT: The final HUD was not signed by the Borrower or Settlement Agent.	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
								COMMENT: This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100. The loan data reflects total fees of $XXX,XXX.XX with comparison data of $XXX,XXX.XX resulting in a difference of $XXX.XX. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	1	3	*** (OPEN) ComplianceEase State Regulations Test Failed - EV 3
								COMMENT: This loan failed the prepayment term test in IL. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located. The loan data reflects a 36 month term with comparison data of 0 months for an overage of 36 months. PPP expired XX/XX/XXXX.		No	Yes		XX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3 COMMENT: The loan file is missing the initial escrow account disclosure. *** (OPEN) Right to receive copy of appraisal is Missing - EV 3 COMMENT: The loan file is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Missing Appraisal - EV 3 COMMENT: The loan file is missing the appraisal. *** (OPEN) Prepayment Rider Missing - EV 3 COMMENT: The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage. *** (OPEN) Right to receive copy of appraisal is Missing - EV 3 COMMENT: The loan file is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the initial application.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file is missing the final application.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Good Faith Estimate.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file is missing the HUD-1 Settlement Statement.

*** (OPEN) Loan program disclosure missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the loan program disclosure; loan was ARM.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the appraisal.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file is missing the notice of servicing transfer disclosure.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file is missing the 1008.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	3	*** (OPEN) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV 3
COMMENT:   The loan file did not contain the CHARM Booklet and loan was ARM.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile.		No	No		XX	XX/XX/XXXX		Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file is missing the final application.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Good Faith Estimate.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file is missing the HUD-1 Settlement Statement.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the appraisal.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Notice of Servicing Transfer Disclosure.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file is missing the 1008.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile		No	No		XX	XX/XX/XXXX		Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan is missing Notice of Servicing Transfer Disclosure.	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100. The loan data reflects total fees of $XXX,XXX.XX with comparison data of $XXX,XXX.XX resulting in a difference of $XXX.XX. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile.		No	Yes		XX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3 COMMENT: The initial escrow disclosure is missing.	*** (CURED) Application Missing - EV R	3	*** (OPEN) ComplianceEase State Regulations Test Failed - EV 3
COMMENT:   This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2). The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee. The loan data reflects total fees of $X,XXX.XX with comparison data of $X.XX resulting in an over charge of $X,XXX.XX.

*** (OPEN) ComplianceEase TILA Test Failed - EV 2
								COMMENT: This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ). The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100. The loan data reflects total fees of $XXX,XXX.XX with comparison data of $XXX,XXX.XX8 resulting in under charge of $X,XXX.XX. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ). The annual percentage rate (APR) is X.XXX%. The disclosed APR of X.XXX% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The TILA APR Test indicated a loan value of X.XXX% whereas the comparison data is X.XXX% an under estimation of X.XXX%.		No	Yes		XX	XX/XX/XXXX	Purchase	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Appraisal not dated - EV 3 COMMENT: Loan file is missing the Apprasial. *** (OPEN) Missing Appraisal - EV 3 COMMENT: Loan file is missing the Appraisal.		1			No	Yes		XX	XX/XX/XXXX	Purchase	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the Initial 1003.

*** (OPEN) Appraisal not dated - EV 3
COMMENT:   Loan file is missing the Appraisal.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   Loan file is mssing the Final 1003.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   Loan file is missing the GFE.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not include the HUD and no alternative documents were available to complete the compliance testing.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   Loan file is missing the Appraisal.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   Loan file is missing the Ttitle evidence.

*** (OPEN) Mortgage missing / unexecuted - EV 3
COMMENT:   Loan is missing the Mortgage.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   Loan file is missing the Notice of Servicing.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   Loan file is missing the Transmittal.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XX	XX/XX/XXXX			XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the Application.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file is missing the final 1003.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Good Faith Estimate.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not contain the  HUD-1 closing statement.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the Appraisal.

*** (OPEN) Missing required 1-4 family rider - EV 3
COMMENT:   The loan file is missing the 1-4 family rider.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan file is missing evidence of title.

*** (OPEN) Mortgage missing / unexecuted - EV 3
COMMENT:   The loan file did not contain the Mortgage.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Notice of Servicing transfer disclosure.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file is missing the 1008.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XX	XX/XX/XXXX		Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The lon file is missing the application.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   Missing 1003 dated XX/XX/XXXX.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the Good Faith Estimate.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file did not contain the Appraisal.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan file did not contain Evidence of Title.

*** (OPEN) Mortgage missing / unexecuted - EV 3
COMMENT:   The loan file did not contain the Mortgage.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   Notice of Servicing Disclosure is missing.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   Missing 3 day right to rescind.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file did not contain the 1008.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Property is Manufactured Housing - EV 2	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: HUD-1 Closing Statement is missing.	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL		No	Yes		XX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the Final 1003

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   Missing 1003 dated XX/XX/XXXX.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Good Faith Estimate.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   Loan file did not contain the Appraisal.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan file is missing Evidence of Title.

*** (OPEN) Mortgage missing / unexecuted - EV 3
COMMENT:   The loan file did not contain the Mortgage.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the Notice of Servicing Disclosure.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   Missing 3 day right to rescind.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   Loan file is missing the 1008.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: HUD-1 Closing statement is missing.	2	*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2
COMMENT:   This loan failed the XXXXXXX Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (X.X.X.X. §XX:XXX-XX, X.X.X.X. §§X:X-XX.X) The loan does charge fee(s) not provided for in this act, which is prohibited. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous. The loan data reflects total fees of $X,XXX for a direct mortgage broker fee with comparison data of $X for an overage of $X,XXX. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file did not contain the Final 1003

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the Good Faith Estimate.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not contain the HUD-1 Closing statement.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the Appraisal.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan file did not contain Evidence of Title.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the Notice of Servicing Disclosure.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file did not contain the 1008

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	2	*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	No		XX	XX/XX/XXXX		Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file did not contain the Intial 1003 application.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file did not contain the Final 1003 application

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the Good Faith Estimate.

*** (OPEN) Loan program disclosure missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the loan program disclosure; loan was ARM

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file did not contain the Appraisal

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan file did not contain the Title Policy

*** (OPEN) Mortgage - Missing required ARM Rider - EV 3
COMMENT:   The loan file did not contain the ARM Rider

*** (OPEN) Mortgage missing / unexecuted - EV 3
COMMENT:   The loan file did not contain the Mortgage .

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the Notice of Servicing Transfer Disclosure.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   Missing 3 day right to rescind.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file did not contain the Transmittal 1008

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The loan file did not include the HUD and no alternative documents were available to complete the compliance testing.	3	*** (OPEN) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV 3
COMMENT:   The loan file did not contain the CHARM Booklet and loan was ARM.

*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile		No	Yes		XX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file did not contain the Intial 1003 application.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file did not contain the Final 1003 application.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Good Faith Estimate.

*** (OPEN) MI, FHA or MIC missing and required - EV 3
COMMENT:   The loan file is missing the MI certificate per the HUD.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file did not contain the Appraisal

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The loan file did not contain the Title policy.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the Notice of Servicing Transfer Disclosure

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file did not contain the 1008 Transmittal.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The loan file did not include the HUD and no alternative documents were available to complete the compliance testing	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile		No	Yes		XX	XX/XX/XXXX	Purchase	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   Loan file is missing the Initial Application.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   Loan file is missing the Final 1003.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   Loan file is misisng the GFE.

*** (OPEN) MI, FHA or MIC missing and required - EV 3
COMMENT:   Missing MI certificate per HUD.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   Loan file is missing the Appraisal.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   Loan file is misisng the Title evidence.

*** (OPEN) Mortgage missing / unexecuted - EV 3
COMMENT:   Loan file is missing the Mortgage.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The notice of transfer disclosure is missing.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   THe loan file is missing the 1008.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.	*** (CURED) Appraisal not dated - EV R COMMENT: Loan file is missing the Appraisal. *** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The loan file did not include the HUD and no alternative documents were available to complete the compliance testing.	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.			Yes		XX	XX/XX/XXXX	Purchase	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the intial loan application.

*** (OPEN) Credit Score Disclosure and Notice to home loan applicant is Missing - EV 3
COMMENT:   The loan file is missing the Credit Score Disclosure/Notice to Home Loan Applicant for the borrowers.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file is missing the final loan application.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the appraisal.

*** (OPEN) Missing required 1-4 family rider - EV 3
COMMENT:   The subject property is a 2 family and the 1-4 Family Rider is missing.

*** (OPEN) Mortgage - Missing required ARM Rider - EV 3
COMMENT:   The loan is an ARM and the ARM Rider is missing from the Mortgage.

*** (OPEN) Prepayment Rider Missing - EV 3
COMMENT:   The Mortgage is missing the Prepayment Penalty Rider.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
					COMMENT: The loan file is missing the Final TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile.		2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2 COMMENT: The loan file is missing the final TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile.		No	Yes		XX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Loan program disclosure missing or unexecuted - EV 3 COMMENT: The inital ARM disclosure is missing from the file. *** (OPEN) Prepayment Rider Missing - EV 3 COMMENT: The mortgage prepayment rider is missing from the loan file. *** (OPEN) Transmittal (1008) is Missing - EV 3 COMMENT: The loan file is missing from the 1008.		3	*** (OPEN) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV 3 COMMENT: The loan file is missing the CHARM booklet.		No	Yes		XX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Loan program disclosure missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the initial loan program disclosure; loan was NegAm ARM with PPP. A final Loan Program Disclosure was provided on page XXXX.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the initial Servicing Transfer disclosure. A final Servicing Transfer Disclosure was provided on page XXXX.

*** (OPEN) Prepayment Rider Missing - EV 3
					COMMENT: The loan file did not contain a Prepayment Penalty Rider to the Mortgage and the Note contains prepayment penalty terms for the first 36 months. A Prepayment Feature Acknowledgement was provided on page XXXX.		3	*** (OPEN) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV 3 COMMENT: The loan file did not contain the CHARM Booklet and loan was ARM.		No	Yes		XX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Loan program disclosure missing or unexecuted - EV 3 COMMENT: The loan file did not contain the initial loan program disclosure dated on the initial application date of XX/XX/XXXX as required for an ARM. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan file did not contain the initial notice of servicing transfer dated on the initial application date of XX/XX/XXXX as required for all loans. *** (OPEN) Prepayment Rider Missing - EV 3 COMMENT: The note has a prepayment penalty but the file is missing a prepayment penalty rider to the mortgage.		3	*** (OPEN) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV 3 COMMENT: The loan file did not contain the CHARM Booklet and loan was ARM.		No	Yes		XX	XX/XX/XXXX	Cash Out	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX
XXXXXXX	XXXXXXXXX	XXXXXXX	3	3	*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3 COMMENT: The loan file did not contain a Good Faith Estimate. *** (OPEN) Loan program disclosure missing or unexecuted - EV 3 COMMENT: The loan file did not contain the loan program disclosure; loan was an ARM with Negative Amortization and a Prepayment Penalty. *** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3 COMMENT: The loan file did not contain a Notice of Servicing Transfer. *** (OPEN) Prepayment Rider Missing - EV 3 COMMENT: The prepayent Rider is missing.	*** (CURED) Mortgage - Missing required ARM Rider - EV R COMMENT: The ARM rider is misisng from the file.	3	*** (OPEN) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV 3
COMMENT:   The loan file did not contain the CHARM Booklet and loan was ARM.

*** (OPEN) Missing initial TIL disclosure - EV 2
								COMMENT: The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XX	XX/XX/XXXX	Refinance	Primary [1]	XXXXXXX	XXX,XXX.XX	XXX,XXX.XX